Condensed Consolidated Statement of Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020			$ 133,338	$ 21,437,708	$ (38,013,037)	$ (16,441,991)
Temporary equity, beginning balance, shares at Dec. 31, 2020	15,055
Temporary equity, beginning balance, value at Dec. 31, 2020	$ 1,505,500
Beginning balance, shares at Dec. 31, 2020			133,337,561
Issuance of common stock for conversion of notes payable and accrued interest payable			$ 76,063	326,453		402,516
Issuance of common stock for conversion of notes payable and accrued interest payable, shares			76,063,187
Issuance of common stock for services			$ 27,449	388,751		416,200
Issuance of common stock for services, shares			27,449,011
Issuance of common stock for conversion of Series B preferred stock			$ 39,533	19,767		59,300
Issuance of common stock for conversion of Series B preferred stock, shares	(593)
Issuance of common stock for conversion of Series B preferred stock	$ (59,300)
Issuance of common stock for conversion of Series B preferred stock, shares			39,533,334
Issuance of Series E preferred stock for cash
Issuance of Series E preferred stock for cash, shares		500
Issuance of Series E preferred stock for cash		$ 50,000
Issuance of consultant stock options				(4,725,180)		(4,725,180)
Vesting of consultant stock options				1,699,964		1,699,964
Settlement of derivative liabilities				3,774,269		3,774,269
Net income (loss)					(13,120,527)	(13,120,527)
Issuance of Series E preferred stock for conversion of notes payable and accrued interest payable				16,490,504		16,490,504
Issuance of Series E preferred stock for conversion of notes payable and accrued interest payable, shares		34,900
Issuance of Series E preferred stock for conversion of notes payable and accrued interest payable		$ 3,490,000
Ending balance, value at Dec. 31, 2021			$ 276,383	39,412,236	(51,133,564)	(11,444,945)
Temporary equity, ending balance, shares at Dec. 31, 2021	14,462	35,400
Temporary equity, ending balance, value at Dec. 31, 2021	$ 1,446,200	$ 3,540,000
Ending balance, shares at Dec. 31, 2021			276,383,093
Issuance of common stock for services			$ 4,000	16,000		$ 20,000
Issuance of common stock for services, shares			4,000,000			4,000,000
Issuance of common stock for conversion of Series B preferred stock			$ 14,734	7,366		$ 22,100
Issuance of common stock for conversion of Series B preferred stock, shares	(221)
Issuance of common stock for conversion of Series B preferred stock	$ (22,100)
Issuance of common stock for conversion of Series B preferred stock, shares			14,733,333
Issuance of Series E preferred stock for cash
Issuance of Series E preferred stock for cash, shares		2,150
Issuance of Series E preferred stock for cash		$ 215,000
Issuance of consultant stock options				(545,462)		(545,462)
Vesting of consultant stock options				1,489,012		1,489,012
Settlement of derivative liabilities				166,841		166,841
Net income (loss)					2,025,469	2,025,469
Issuance of common stock for conversion of notes payable and accrued interest payable			$ 144,127	87,748		231,875
Issuance of common stock for conversion of notes payable and accrued interest payable, shares			144,127,236
Ending balance, value at Jun. 30, 2022			$ 439,244	40,633,741	(49,108,095)	(8,035,110)
Temporary equity, ending balance, shares at Jun. 30, 2022	14,241	37,550
Temporary equity, ending balance, value at Jun. 30, 2022	$ 1,424,100	$ 3,755,000
Ending balance, shares at Jun. 30, 2022			439,243,662
Beginning balance, value at Dec. 31, 2021			$ 276,383	39,412,236	(51,133,564)	(11,444,945)
Temporary equity, beginning balance, shares at Dec. 31, 2021	14,462	35,400
Temporary equity, beginning balance, value at Dec. 31, 2021	$ 1,446,200	$ 3,540,000
Beginning balance, shares at Dec. 31, 2021			276,383,093
Issuance of common stock for conversion of notes payable and accrued interest payable			$ 312,878	52,546		365,424
Issuance of common stock for conversion of notes payable and accrued interest payable, shares			312,879,106
Issuance of common stock for services			$ 4,000	16,000		$ 20,000
Issuance of common stock for services, shares			4,000,000			4,000,000
Common shares cancelled			$ (3,845)	3,845
Common shares cancelled, shares			(3,845,211)
Issuance of common stock for conversion of Series B preferred stock			$ 14,734	7,366		22,100
Issuance of common stock for conversion of Series B preferred stock, shares	(221)
Issuance of common stock for conversion of Series B preferred stock	$ (22,100)
Issuance of common stock for conversion of Series B preferred stock, shares			14,733,333
Issuance of Series E preferred stock for cash
Issuance of Series E preferred stock for cash, shares		5,200
Issuance of Series E preferred stock for cash		$ 520,000
Issuance of consultant stock options				(545,462)		(545,462)
Vesting of consultant stock options				2,986,546		2,986,546
Settlement of derivative liabilities				263,780		263,780
Net income (loss)					969,014	969,014
Ending balance, value at Dec. 31, 2022			$ 604,150	42,196,857	(50,164,550)	(7,363,543)
Temporary equity, ending balance, shares at Dec. 31, 2022	14,241	40,600
Temporary equity, ending balance, value at Dec. 31, 2022	$ 1,424,100	$ 4,060,000
Ending balance, shares at Dec. 31, 2022			604,150,321
Issuance of Series E preferred stock for cash
Issuance of Series E preferred stock for cash, shares		3,620
Issuance of Series E preferred stock for cash		$ 362,000
Vesting of consultant stock options				1,486,604		1,486,604
Settlement of derivative liabilities				30,758		30,758
Net income (loss)					(1,074,340)	(1,074,340)
Issuance of common stock for conversion of notes payable and accrued interest payable			$ 129,617	(88,646)		40,971
Issuance of common stock for conversion of notes payable and accrued interest payable, shares			129,616,384
Ending balance, value at Jun. 30, 2023			$ 733,767	$ 43,625,573	$ (51,238,890)	$ (6,879,550)
Temporary equity, ending balance, shares at Jun. 30, 2023	14,241	44,220
Temporary equity, ending balance, value at Jun. 30, 2023	$ 1,424,100	$ 4,422,000
Ending balance, shares at Jun. 30, 2023			733,766,705